NORTHBROOK LIFE INSURANCE COMPANY
                         LAW AND REGULATION DEPARTMENT
                          3100 SANDERS ROAD, SUITE J5B
                           NORTHBROOK, ILLINOIS 60062
                          Direct Number: 847-402-1790
                            Facsimile: 847-402-3781


CHARLES M. SMITH, JR.
ASSISTANT COUNSEL
                                 July 27, 2000

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   Northbrook Life Insurance Company
           Northbrook Variable Annuity Account II
           Post-Effective Amendment No. 29 to Form N-4 Registration Statement File Nos. 333-93871 and 811-6116
           CIK No.  0000864922
           Rule 497 - Certification under paragraph (j) Commissioners:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, we are filing a Certification that the form of the Prospectus and Statement of Additional Information for the variable annuity contracts offered by Northbrook Life Insurance Company through Northbrook Variable Annuity Account II that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Amendment to the Registration Statement. The above referenced amended registration statement was filed electronically with the Securities and Exchange Commission on May 1, 2000 and went effective on May 1, 2000.

Please direct and questions or comments to me at the number above.

                                        Sincerely,

                                        /s/ CHARLES M. SMITH, JR.
                                        --------------------------
                                        Charles M. Smith, Jr.